Credit Facilities and Mortgage Notes Payable (Outstanding Debt Excluding Capital Leases) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Outstanding debt	$ 581,846	$ 345,339	$ 487,791
Unsecured Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding debt	197,000	256,500
Senior Notes Net of Discount [Member]
Debt Instrument [Line Items]
Outstanding debt	297,671
Secured Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding debt			316,500
Richmond Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding debt	70,000	70,000	70,000
Atlanta-Metro Equipment Loan [Member]
Debt Instrument [Line Items]
Outstanding debt	17,175	18,839	20,931
Miami Loan [Member]
Debt Instrument [Line Items]
Outstanding debt			26,048
Atlanta-Suwanee Land Loan [Member]
Debt Instrument [Line Items]
Outstanding debt			1,600
Lenexa Loan [Member]
Debt Instrument [Line Items]
Outstanding debt			2,712
Santa Clara Bridge Loan [Member]
Debt Instrument [Line Items]
Outstanding debt			$ 50,000